OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER RECEIVABLES [Abstract]
Government receivables	$ 3,848	$ 4,435
Others	1,911	6,508
Other receivables, net, current	$ 5,759	$ 10,943